Income taxes - Unrecognized tax benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of the beginning and ending amounts of unrecognized tax benefits
Balance at beginning of the year	$ 432,341	$ 56,931
Additions based on tax positions related to the current year	119,792	130,790
Additions based on refunds requested but not yet received related to prior years	36,389	91,645
Additions based on refunds received related to prior years	16,176	9,983
Additions for tax positions of prior years		164,249
Subtractions for tax positions of prior years	(2,339)
Subtractions based on acquisitions	0	(10,348)
Lapse of statute of limitations	(14,533)	(10,909)
Balance at the end of the year	$ 587,826	$ 432,341